Organization and Nature of Business (Details) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 14, 2023 $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Oct. 17, 2022 $ / shares	Sep. 25, 2022 $ / shares	Dec. 31, 2021 $ / shares
Organization and Nature of Business (Details) [Line Items]
Number of segments		3	3	3
Capital stock value (in Dollars) | $				$ 69
Common stock percentage						100.00%
Common stock par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 4.78		$ 0.001
CXApp [Member]
Organization and Nature of Business (Details) [Line Items]
Security holders ownership percentage			50.00%
CXApp [Member]
Organization and Nature of Business (Details) [Line Items]
Common stock par value (in Dollars per share)						$ 0.00001
CXApp [Member]
Organization and Nature of Business (Details) [Line Items]
Spinoff transaction, conversion, shares issued (in Shares) | shares	1
Spinoff transaction, stock price (in Dollars per share)	$ 12
Common Class A [Member] | CXApp [Member]
Organization and Nature of Business (Details) [Line Items]
Spinoff transaction, conversion ratio	0.0975222161241519
Common Class C [Member] | CXApp [Member]
Organization and Nature of Business (Details) [Line Items]
Spinoff transaction, conversion ratio	0.345760584440175